BUSINESS COMBINATION (Details)																	12 Months Ended
	Sep. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Apr. 15, 2026 shares	Mar. 04, 2026 shares	Mar. 02, 2026 USD ($)	Jul. 01, 2025 USD ($)	Jun. 17, 2025 USD ($) $ / shares	Jun. 05, 2025 USD ($)	Jun. 05, 2025 SGD ($)	Jun. 02, 2025 USD ($) $ / shares	May 05, 2025	Apr. 14, 2025 USD ($) $ / shares shares	Apr. 11, 2025 USD ($) shares	Feb. 03, 2025 USD ($) shares	Feb. 03, 2025 SGD ($)	Jan. 02, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Dec. 31, 2025 SGD ($) shares	Sep. 10, 2025 shares	Jul. 01, 2025 SGD ($)	Jun. 05, 2025 SGD ($)	May 09, 2025	Apr. 10, 2025 shares	Feb. 28, 2025 shares	Jan. 21, 2025	Oct. 21, 2024 shares	Feb. 21, 2023 shares	Sep. 30, 2022 shares	Jul. 22, 2022 shares
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares																							9,523,812
Sale shares equivalent to amounted													$ 18,379
Cash																	$ 1,511,760	$ 836,907
Net asset equal value																		(365,470)
Reverse Share Split 50 For 1 [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares																															800,000	6,750,881
Top of range [member] | Reverse Share Split 50 For 1 [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares																																	22,503
Bottom of range [member] | Reverse Share Split 50 For 1 [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares																																	22,503
Mediaplus Venture Group Pte. Ltd [Member]
BUSINESS COMBINATION (Details) [Line Items]
Proportion of ownership interest in subsidiary																54.00%
Sale shares amounted																$ 18,378
Cash																25,000
Mediaplus Venture Group Pte. Ltd [Member] | Top of range [member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted																1,350,000
Sale shares equivalent to amounted																992,428
Mediaplus Venture Group Pte. Ltd [Member] | Bottom of range [member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted																1,325,000
Sale shares equivalent to amounted																$ 974,050
Mediaplus Venture Group Pte Ltd Member
BUSINESS COMBINATION (Details) [Line Items]
Unaudited revenue form acquisition date																	1,843,225
Unaudited net profit form acquisition date																	248,169
Property Facility Services Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Unaudited revenue form acquisition date																	3,500,545
Unaudited net profit form acquisition date																	467,613
Percentage of voting equity interests acquired																													99.99%
Total consideration for the acquisition amounted (in Dollars)															$ 1,600,000
Consideration for the acquisition equal amount														$ 1,427,834
Cash and cash equivalents recognised as of acquisition date														816,000
Cash transferred														596,448
Cash deferred payment														784,000
Cash deferred payment equal amount														$ 573,057
Net asset value																		500,000
Dividends payable, non-cash assets distributions																		500,000
Cash equivalents																		$ 365,470
Property Facility Services Pte. Ltd. [Member] | Events After Reporting Period [Member]
BUSINESS COMBINATION (Details) [Line Items]
Remaining deferred cash consideration settled tranches	$ 285,120	$ 273,000			$ 262,600
Seller agreed to settle such consideration (in Shares) | shares			392,000	262,600
Together interest accrued				1.00%
YY Circle (HK) Pte Limited [Member]
BUSINESS COMBINATION (Details) [Line Items]
Unaudited revenue form acquisition date																	585,880
Unaudited net profit form acquisition date																	14,364
Percentage of voting equity interests acquired																											90.00%
Business combinations voting interest percent												90.00%
Closing market price (in Dollars per share) | $ / shares												$ 1.24
YY Circle (HK) Pte Limited [Member] | Consideration Shares Member
BUSINESS COMBINATION (Details) [Line Items]
Consideration shares amount												$ 2,356,000
YY Circle (Thailand) Company Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted										$ 2,000,000
Unaudited revenue form acquisition date																	674,599
Unaudited net profit form acquisition date																	59,305
Percentage of voting equity interests acquired																										49.00%
Closing market price (in Dollars per share) | $ / shares										$ 1.37
YY Circle (Thailand) Company Ltd. [Member] | Consideration Shares Member
BUSINESS COMBINATION (Details) [Line Items]
Consideration shares amount										$ 2,740,000
Transocean Oil Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Proportion of ownership interest in subsidiary											53.00%
Sale shares amounted							$ 2,925,000
Unaudited revenue form acquisition date																	115,416
Unaudited net profit form acquisition date																	399,897
Closing market price (in Dollars per share) | $ / shares							$ 1.84
Transocean Oil Pte. Ltd. [Member] | Consideration Shares Member
BUSINESS COMBINATION (Details) [Line Items]
Consideration shares amount							$ 8,280,000
Uniforce Security Services Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted									$ 1,000,000
Unaudited revenue form acquisition date																	3,374,351
Unaudited net profit form acquisition date																	381,160
Percentage of voting equity interests acquired										100.00%
Cash and cash equivalents recognised as of acquisition date																						$ 300,000		$ 150,000	$ 200,000
Cash transferred						$ 117,850		$ 155,340									233,010
Tranche in cash with late fee, percentage								8.00%																	8.00%
Uniforce Security Services Pte. Ltd. [Member] | Events After Reporting Period [Member]
BUSINESS COMBINATION (Details) [Line Items]
Cash and cash equivalents recognised as of acquisition date																			$ 200,000		$ 300,000
Cash transferred		$ 155,340																		$ 233,010
Acquisition of Pesticide Pest Control Pte Ltd [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted						$ 150,000
Unaudited revenue form acquisition date																	250,834
Unaudited net profit form acquisition date																	$ 325,755
Percentage of voting equity interests acquired						100.00%																		100.00%
Cash and cash equivalents recognised as of acquisition date						$ 120,000
Cash transferred						94,006
Acquisition of Pesticide Pest Control Pte Ltd [Member] | Deposit [Member]
BUSINESS COMBINATION (Details) [Line Items]
Cash and cash equivalents recognised as of acquisition date						30,000
Cash transferred						23,501
Ordinary shares [member] | Mediaplus Venture Group Pte. Ltd [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares																5,400														5,400
Ordinary shares [member] | YY Circle (HK) Pte Limited [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares																											1,000
Class A Ordinary Shares [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares													1,111				248,000	52,105				248,000	190,477					43,000
Sale shares equivalent to amounted																	$ 19,136,000
Class A Ordinary Shares [Member] | Reverse Share Split 50 For 1 [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares													55,556				12,400,000	2,605,250				12,400,000	9,523,812					2,150,000
Class A Ordinary Shares [Member] | Mediaplus Venture Group Pte. Ltd [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares													185
Sale shares amounted													$ 185			$ 9,260
Class A Ordinary Shares [Member] | Mediaplus Venture Group Pte. Ltd [Member] | Reverse Share Split 50 For 1 [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares													9,260
Sale shares amounted													$ 9,260
Class A Ordinary Shares [Member] | Property Facility Services Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares														2,870
Class A Ordinary Shares [Member] | Property Facility Services Pte. Ltd. [Member] | Reverse Share Split 50 For 1 [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares														143,516
Class A Ordinary Shares [Member] | Property Facility Services Pte. Ltd. [Member] | Top of range [member]
BUSINESS COMBINATION (Details) [Line Items]
Consideration shares value														$ 315,937
Class A Ordinary Shares [Member] | Property Facility Services Pte. Ltd. [Member] | Bottom of range [member]
BUSINESS COMBINATION (Details) [Line Items]
Consideration shares value														$ 258,329
Class A Ordinary Shares [Member] | YY Circle (HK) Pte Limited [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares												1,900,000
Class A Ordinary Shares [Member] | YY Circle (HK) Pte Limited [Member] | Reverse Share Split 50 For 1 [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares												38,000
Class A Ordinary Shares [Member] | YY Circle (Thailand) Company Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted										$ 40,000
Class A Ordinary Shares [Member] | YY Circle (Thailand) Company Ltd. [Member] | Reverse Share Split 50 For 1 [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted										$ 2,000,000
Class A Ordinary Shares [Member] | Transocean Oil Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted							90,000
Class A Ordinary Shares [Member] | Transocean Oil Pte. Ltd. [Member] | Reverse Share Split 50 For 1 [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted							$ 4,500,000
Class A Ordinary Shares [Member] | Uniforce Security Services Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted								$ 776,699
Class A Ordinary Shares [Member] | Acquisition of Pesticide Pest Control Pte Ltd [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted						$ 117,850